SHARE BASED COMPENSATION	9 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE BASED COMPENSATION
29. SHARE BASED COMPENSATION

a)	JinkoSolar Holding

The Company adopted a long-term incentive plan (the "2009 Plan") in July 2009 which was subsequently amended and restated. The 2009 plan provided for the issuance of options of 9,325,122 ordinary shares. The options have a contractual life of 7 years except for certain options granted to an employee in August 2009 that can be exercised until October 1, 2013. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date. For 953,200 options granted to one employee in August 2009, the share options vested in a series of 36 months, on the last day of each month, commencing from October 1, 2008.

The Company adopted a new long-term incentive plan (the "2014 Plan") in August 2014. The 2014 Plan provides for the issuance of options of 12,796,745 ordinary shares. The options have a contractual life of 10 year. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On October 10, 2014, under the 2014 Plan, the Company granted to certain officers options to purchase 9,940,000 ordinary shares of the Company at an exercise price of US$5.93 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from October 10, 2014, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On August 13, 2013, the Company extended the expiration date of the stock options granted to an officer from October 1, 2013 to October 1, 2014. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB 1,608,968 for the year ended December 31, 2013.

On August 18, 2014, the Company extended the expiration date of 873,200 stock options granted to an officer from October 1, 2014 to October 1, 2015. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB35,513 for the year ended December 31, 2014.

On March 1, 2015, under the 2009 and 2014 Plan, the Company granted to certain officers options to purchase 320,000 ordinary shares of the Company at an exercise price of US$5.93 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from March 1, 2015, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On April 13, 2015, under the 2014 Plan, the Company granted to certain officers options to purchase 160,000 ordinary shares of the Company at an exercise price of US$5.93 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from April 13, 2015, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On August 20, 2015, the Company extended the expiration date of 1,352,840 stock options granted to an officer from October 1, 2015 to October 1, 2016. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB180,553 for the year ended December 31, 2015.

On August 25, 2016, the Company extended the expiration date of 600,000 stock options granted to an officer from October 1, 2016 to September 30, 2017.On September 23, 2016, the Company extended the expiration date of 1,352,840 stock options granted to an officer from October 1, 2016 to October 31, 2017.As a result of this modification, the Company recorded additional share-based compensation expense of RMB1,410,137 for the year ended December 31, 2016.

On November 15, 2016, the Compensation Committee of the Company changed the exercise price of the total 9,472,000 outstanding options under the 2014 Plan from US$5.9275 per share to US$3.2875 per share, and recognized additional share-based compensation expense of RMB 19,545,720 associated with the price modification for the year ended December 31, 2016.

On November 16, 2016, under the 2014 Plan, the Company granted to certain officers to purchase 1,760,000 ordinary shares of the Company at an exercise price of US$3.2875 per share.

As of September 30, 2017, the Company had 11,204,536 options outstanding. Total share-based compensation cost, determined based on the fair value of the options on the grant dates as well as on the repricing date, if any, applying an estimated forfeiture rate of 10%, amounted to approximately RMB 360,150,468 of which the amounts of RMB 55,580,335 and RMB 45,867,991 was recognized for the nine months ended September 30, 2016 and 2017, respectively.

As of September 30, 2017, the Company had unrecognized share-based compensation expense RMB52,143,818 related to non-vested share options. That deferred cost is expected to be recognized over a weighted-average period of 2.7 years. For the nine months ended September 30, 2017, total cash received from the exercise of share options was RMB 69,929,452.

b)	JinkoSolar Power

In October 2014, JinkoSolar Power adopted its 2014 Equity Incentive Plan (the “JinkoSolar Power 2014 Plan”), which permits the grant of stock options, restricted shares and restricted share units of JinkoSolar Power to its employees, directors and consultants of the JinkoSolar Power. Under the plan, a total of 12,766 ordinary shares (12,766,000 shares post the thousand-for-one share split by JinkoSolar Power in April 2015) of JinkoSolar Power were initially reserved for issuance.

On May 4, 2015, JinkoSolar Power granted 8,680,880 share options to its directors, officers and employees, under JinkoSolar Power 2014 Plan to purchase ordinary shares of JinkoSolar Power. The exercise price of the share option is US$3.9166 per share and the term is 10 years from the date of grant. Subject to the individuals’ continued employment with JinkoSolar Power, and only upon the completion of an IPO of JinkoSolar Power, the option shall vest and become exercisable with respect to the vesting schedule as following.

- 7,021,300 share options granted to directors and employees will vest and exercisable in 5 successive equal annual installments on the last day of each year from grant date.

- 1,659,580 share options granted to an officer will vest by 40% on the grant date, and 30% on each of the second and third anniversaries of the grant date. In addition, if the officer’s employment with JinkoSolar Power is terminated as a result of certain defined events or situations, any then unvested share options for this officer will immediately become fully vested.

The share options have a contractual term of 10 years from the date of grant. The share options shall not become exercisable until JinkoSolar Power’s IPO has occurred prior to the expiry of the contractual option term. The exercise of these options will create non-controlling interest at the parent level. Given the exercise restriction, the recognition of share-based compensation expense is delayed.

The Company’s disposition of the downstream solar projects business triggered immediate vesting of the share options pursuant to the terms of the share option agreements. The Company fully recognized share based compensation expense amounted to RMB113,701,932 in the discontinued operations upon the disposition of the downstream solar projects in the fourth quarter of 2016. At the same time, the JinkoSolar Power signed the agreements with its relevant employees to cancel and terminate the Share Options granted irrevocably and unconditionally with no consideration.